BORROWING COSTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12. BORROWING COSTS

Arauco capitalizes interest at effective rate on current investment projects.

During 2023, Arauco only capitalized financial interest related to minor projects.

Until 2022, Arauco capitalized financial interest related to the modernization and expansion of Planta Arauco (MAPA) in Chile.

	January - December
	2023	2022
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.87%	4.33%
Amount of the interest cost capitalized, property, plant and equipment	248	103,629